AB Sustainable Global Thematic Fund, Inc.

Portfolio of Investments

April 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.2%
Information Technology – 33.4%
Communications Equipment – 1.2%
Calix, Inc.(a)	382,110	$16,644,712

Electronic Equipment, Instruments & Components – 5.4%
Flex Ltd.(a)	188,609	17,267,154
Halma PLC	600,765	36,152,625
TE Connectivity PLC	88,100	18,647,246

		72,067,025

Semiconductors & Semiconductor Equipment – 14.4%
Advantest Corp.	74,900	13,985,218
Broadcom, Inc.	59,260	24,736,902
NVIDIA Corp.	354,572	70,761,934
NXP Semiconductors NV	57,470	16,872,617
Qnity Electronics, Inc.	115,600	16,260,296
Taiwan Semiconductor Manufacturing Co., Ltd.	740,000	51,372,168

		193,989,135

Software – 5.4%
Cadence Design Systems, Inc.(a)	73,666	24,279,577
Crowdstrike Holdings, Inc. - Class A(a)	39,705	17,698,504
Microsoft Corp.	75,707	30,871,800

		72,849,881

Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	223,050	60,524,617
Samsung Electronics Co., Ltd.	220,700	33,234,680

		93,759,297

		449,310,050

Industrials – 21.5%
Commercial Services & Supplies – 4.8%
Tetra Tech, Inc.	630,710	20,384,547
Veralto Corp.	217,194	19,156,511
Waste Management, Inc.	110,400	25,673,520

		65,214,578

Construction & Engineering – 1.2%
WSP Global, Inc.	96,719	16,091,945

Electrical Equipment – 7.7%
Emerson Electric Co.	158,580	22,270,975
Prysmian SpA	138,510	21,068,632
Rockwell Automation, Inc.	76,190	31,154,853
Siemens Energy AG	66,310	14,052,532
Sieyuan Electric Co., Ltd. - Class A	518,900	14,859,868

		103,406,860

Industrial Conglomerates – 1.8%
Hitachi Ltd.	748,200	23,791,523

Machinery – 6.0%
Cummins, Inc.	41,940	28,142,160
Daifuku Co., Ltd.	566,300	24,759,574
Metso Oyj	880,080	15,202,781
Sandvik AB	319,550	13,442,548

		81,547,063

		290,051,969

Financials – 14.3%
Banks – 6.4%
BPER Banca SpA	896,380	13,232,161
Erste Group Bank AG	169,800	18,762,221
Fifth Third Bancorp	391,590	19,877,108
NatWest Group PLC	2,335,530	18,627,886
NU Holdings Ltd./Cayman Islands - Class A(a)	1,058,908	15,332,988

		85,832,364

Company	Shares	U.S. $ Value

Capital Markets – 3.6%
London Stock Exchange Group PLC	224,996	$29,194,732
LPL Financial Holdings, Inc.	58,480	19,539,922

		48,734,654

Financial Services – 2.1%
Visa, Inc. - Class A	84,409	27,841,465

Insurance – 2.2%
AIA Group Ltd. - Class H	2,693,400	29,570,201

		191,978,684

Health Care – 10.5%
Health Care Equipment & Supplies – 2.9%
Medtronic PLC	221,055	17,898,824
Stryker Corp.	67,440	21,252,367

		39,151,191

Health Care Providers & Services – 2.6%
Apollo Hospitals Enterprise Ltd.	166,857	13,492,633
McKesson Corp.	27,170	22,148,984

		35,641,617

Pharmaceuticals – 5.0%
AstraZeneca PLC	136,210	25,842,062
Galderma Group AG(a)	81,446	17,086,829
Merck & Co., Inc.	219,900	24,008,682

		66,937,573

		141,730,381

Utilities – 4.9%
Electric Utilities – 2.5%
NextEra Energy, Inc.	335,131	32,802,622

Water Utilities – 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,886,966	32,715,970

		65,518,592

Communication Services – 4.4%
Interactive Media & Services – 4.4%
Alphabet, Inc. - Class A	154,390	59,409,272

Consumer Discretionary – 2.6%
Automobile Components – 1.6%
Sumitomo Electric Industries Ltd.	332,600	21,896,460

Household Durables – 1.0%
SharkNinja, Inc.(a) (b)	116,790	13,492,748

		35,389,208

Real Estate – 2.1%
Health Care REITs – 2.1%
Welltower, Inc.	127,270	27,660,862

Energy – 1.5%
Oil, Gas & Consumable Fuels – 1.5%
Cameco Corp.(b)	166,850	20,529,224

Materials – 1.0%
Chemicals – 1.0%
Nissan Chemical Corp.	311,900	13,486,407

Total Common Stocks (cost $983,095,313)		1,295,064,649

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(c) (d) (e) (cost $50,553,568)	50,553,568	50,553,568

Total Investments – 99.9% (cost $1,033,648,881)(f)		1,345,618,217
Other assets less liabilities – 0.1%		1,208,162

Net Assets – 100.0%		$1,346,826,379

Country Breakdown

(% of Net Assets)

54.1%	United States
8.2%	United Kingdom
7.3%	Japan
3.8%	Taiwan
3.6%	Brazil
2.7%	Canada
2.7%	Switzerland
2.6%	Italy
2.5%	South Korea
2.2%	Hong Kong
1.3%	Austria
1.1%	Finland
1.1%	China
1.0%	Germany
2.0%	Others
3.7%	Short-Term Investments
0.1%	Other assets less liabilities

100.0%	Total

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	INR	311,857	USD	3,305	05/13/2026	$21,629
Bank of America NA	SEK	34,738	USD	3,809	06/25/2026	36,903
Bank of America NA	KRW	5,361,585	USD	3,640	07/16/2026	(6,490)
Barclays Capital, Inc.	JPY	906,978	USD	5,760	06/11/2026	(50,083)
Barclays Capital, Inc.	GBP	7,135	USD	9,657	07/16/2026	(49,384)
BNP Paribas SA	BRL	19,279	USD	3,821	05/05/2026	(72,121)
BNP Paribas SA	USD	3,865	BRL	19,279	05/05/2026	28,720
BNP Paribas SA	USD	4,115	CAD	5,620	07/09/2026	33,827
Citibank NA	BRL	258,325	USD	51,783	05/05/2026	(384,833)
Citibank NA	USD	51,904	BRL	258,325	05/05/2026	264,141
Citibank NA	USD	8,713	INR	792,234	05/13/2026	(372,964)
Citibank NA	CNH	55,314	USD	8,115	05/22/2026	9,075
Citibank NA	BRL	258,325	USD	51,541	06/02/2026	(250,135)
Citibank NA	USD	4,578	CHF	3,547	06/18/2026	(16,945)
Citibank NA	GBP	43,799	USD	59,194	07/16/2026	(392,222)
Citibank NA	USD	3,196	ZAR	52,878	07/16/2026	(39,013)
Goldman Sachs Bank USA	USD	3,797	CHF	2,943	06/18/2026	(12,305)
JPMorgan Chase Bank	CNH	39,073	USD	5,746	05/22/2026	19,805
JPMorgan Chase Bank	JPY	2,556,008	USD	16,167	06/11/2026	(207,597)
Morgan Stanley Bank NA	USD	4,578	MXN	81,096	05/21/2026	58,028
Morgan Stanley Bank NA	USD	17,632	CNH	120,423	05/22/2026	14,895
Morgan Stanley Bank NA	EUR	15,957	USD	18,883	06/18/2026	116,695
Morgan Stanley Bank NA	USD	18,867	EUR	15,957	06/18/2026	(101,115)
Morgan Stanley Bank NA	USD	21,118	AUD	29,518	07/09/2026	106,869
Morgan Stanley Bank NA	TWD	318,008	USD	10,025	07/21/2026	(16,938)
Standard Chartered Bank	BRL	239,046	USD	45,300	05/05/2026	(2,974,965)
Standard Chartered Bank	USD	47,918	BRL	239,046	05/05/2026	356,113
Standard Chartered Bank	HKD	196,141	USD	25,157	06/18/2026	73,960
State Street Bank & Trust Co.	JPY	899,559	USD	5,675	06/11/2026	(88,247)
State Street Bank & Trust Co.	EUR	4,456	USD	5,266	06/18/2026	25,698
State Street Bank & Trust Co.	USD	12,660	EUR	10,790	06/18/2026	29,474
UBS	USD	19,631	CNH	134,833	05/22/2026	127,721
UBS	EUR	3,109	USD	3,645	06/18/2026	(11,568)

						$(3,723,372)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of April 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $341,621,666 and gross unrealized depreciation of investments was $(33,375,702), resulting in net unrealized appreciation of $308,245,964.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REIT – Real Estate Investment Trust

AB Sustainable Global Thematic Fund, Inc.

April 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$314,565,359	$134,744,691		$-0-	$449,310,050
Industrials	162,874,511	127,177,458		-0-	290,051,969
Financials	82,591,483	109,387,201		-0-	191,978,684
Health Care	85,308,857	56,421,524		-0-	141,730,381
Utilities	65,518,592	-0-		-0-	65,518,592
Communication Services	59,409,272	-0-		-0-	59,409,272
Consumer Discretionary	13,492,748	21,896,460		-0-	35,389,208
Real Estate	27,660,862	-0-		-0-	27,660,862
Energy	20,529,224	-0-		-0-	20,529,224
Materials	-0-	13,486,407		-0-	13,486,407
Short-Term Investments	50,553,568	-0-		-0-	50,553,568

Total Investments in Securities	882,504,476	463,113,741	(a)	-0-	1,345,618,217
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	-0-	1,323,553		-0-	1,323,553
Liabilities:
Forward Currency Exchange Contracts	-0-	(5,046,925)		-0-	(5,046,925)

Total	$882,504,476	$459,390,369		$-0-	$1,341,894,845

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2026 is as follows:

Fund	Market Value 7/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$37,790	$554,265	$541,501	$50,554	$1,195